Cas and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash	$ 39,578	$ 42,880
Cash equivalents	153,384	31,745
Cash and cash equivalents	$ 192,962	$ 74,625	$ 18,069	$ 53,907